Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Accrued Expenses and Oher Current Liabilities [Abstract]
Accrued payroll and employee benefits	[1]	$ 1,325,178	$ 1,571,921
Others	[2]	198,665	77,049
Total		$ 1,523,843	$ 1,648,970

[1]	Accrued payroll and employee benefits mainly include employee salary accrued for current month and is to be paid in the following month, plus accrued employee social security insurance and housing fund in accordance with PRC labor laws.
[2]	Others mainly include rental fee payables, utilities fee payables and other professional fee payables to support the Company’s daily operations.